Significant Accounting Policies (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Sep. 30, 2019
Accounting Policies [Abstract]
Trade receivable, net		$ 758	[1]	$ 1,103	$ 572	[1]
Deferred revenues	[2]	668			$ 848
Short and Long term deferred revenues	[3]	$ 668		$ 384

[1]	Balance presented net of unrecognized revenues that were not yet collected.
[2]	$223 thousand of December 31, 2018 deferred revenues balance were recognized as revenues during the nine months ended September 30, 2019.
[3]	$135 thousand of December 31, 2017 deferred revenues balance were recognized as revenues during the year ended December 31, 2018.